SCHEDULE OF WARRANTS TRANSACTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, beginning balance	5,966,204	7,289,885
Weighted Average Exercise Price, Beginning Balance	$ 3.55	$ 1.91
Number of warrants outstanding, Exercise of warrants	(630,161)	(2,629,343)
Number of warrants outstanding, Expired of warrants	(5,437)
Number of warrants outstanding, ending balance	7,056,972	5,966,204
Weighted Average Exercise Price, Ending Balance	$ 3.54	$ 3.55
April 2021 Private Placement [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, warrants issued		221,100
May 2021 Private Placement [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, warrants issued		1,084,562
November 2022 Private Placement [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, warrants issued	1,726,366